Rio Tinto financial information by business unit	6 Months Ended
Jun. 30, 2020
Disclosure of operating segments [abstract]
Rio Tinto financial information by business unit
Rio Tinto financial information by business unit

		Gross revenue(a)		EBITDA(b)		Net earnings(c)
		for the 6 months ended		for the 6 months ended		for the 6 months ended
			Adjusted(f)		Adjusted(f)		Adjusted(f)
	Rio Tinto interest %	30 June 2020	30 June 2019	30 June 2020	30 June 2019	30 June 2020	30 June 2019
		US$m	US$m	US$m	US$m	US$m	US$m
Iron Ore
Pilbara	(d)	11,246	11,039	7,702	7,528	4,628	4,548
Dampier Salt	68.4	112	128	25	38	8	14
Evaluation projects/other	(e)	252	41	(37)	(14)	(77)	(56)
Intra-segment	(e)	(145)	—	8	—	4	—
Total Iron Ore		11,465	11,208	7,698	7,552	4,563	4,506
Aluminium	(f)
Bauxite		1,170	1,197	514	503	257	252
Alumina		1,096	1,485	115	370	38	169
Primary Metal		2,111	2,490	284	306	(59)	(14)
Pacific Aluminium		965	1,112	5	(54)	(50)	(96)
Intra-segment and other		(1,262)	(1,686)	33	27	24	20
Integrated operations		4,080	4,598	951	1,152	210	331
Other product group Items		407	502	3	11	(3)	8
Product group operations		4,487	5,100	954	1,163	207	339
Evaluation projects/other		—	—	(29)	(36)	(14)	(24)
Total Aluminium		4,487	5,100	925	1,127	193	315
Copper & Diamonds
Rio Tinto Kennecott	100.0	635	892	193	425	(12)	171
Escondida	30.0	941	1,061	564	568	204	213
Oyu Tolgoi and Turquoise Hill	(g)	409	735	89	306	11	52
Diamonds	(h)	141	271	(12)	69	(40)	(5)
Product group operations		2,126	2,959	834	1,368	163	431
Evaluation projects/other		(2)	—	(164)	(155)	(95)	(83)
Total Copper & Diamonds		2,124	2,959	670	1,213	68	348
Energy & Minerals
Iron Ore Company of Canada	58.7	1,086	1,075	473	526	156	171
Rio Tinto Iron & Titanium	(i)	773	983	222	339	80	144
Rio Tinto Borates	100.0	293	304	83	98	47	54
Uranium	(j)	150	146	11	39	(1)	13
Product group operations		2,302	2,508	789	1,002	282	382
Simandou iron ore project	(k)	—	—	(2)	(6)	(1)	(3)
Evaluation projects/other		29	31	(48)	(42)	(49)	(38)
Total Energy & Minerals		2,331	2,539	739	954	232	341
Other operations	(l)	8	10	(10)	(88)	(28)	(80)
Inter-segment transactions		(82)	(7)	(18)	—	(6)	—
Product group total		20,333	21,809	10,004	10,758	5,022	5,430
Central pension costs, share-based payments and insurance				102	77	97	77
Restructuring, project and one-off costs				(72)	(175)	(53)	(119)
Central costs				(273)	(272)	(233)	(258)
Central exploration and evaluation				(121)	(138)	(97)	(109)
Net interest						14	(89)
Underlying EBITDA/earnings				9,640	10,250	4,750	4,932
Items excluded from underlying EBITDA/earnings				(119)	117	(1,434)	(802)
EBITDA/net earnings				9,521	10,367	3,316	4,130
Reconciliation to Group income statement
Share of equity accounted unit sales and intra-subsidiary/equity accounted unit sales		(971)	(1,087)
Depreciation and amortisation in subsidiaries excluding capitalised depreciation				(1,974)	(2,059)
Impairment charges				(1,163)	(2,349)
Depreciation and amortisation in equity accounted units				(314)	(299)
Taxation and finance items in equity accounted units				(141)	(176)
Consolidated sales revenue/profit before finance items and taxation		19,362	20,722	5,929	5,484
Rio Tinto financial information by business unit (continued)

		Capital expenditure(m)		Depreciation and amortisation		Operating assets(n)
		for the 6 months ended		for the 6 months ended		As at
							Adjusted(f)
	Rio Tinto interest %	30 June 2020	30 June 2019	30 June 2020	30 June 2019	30 June 2020	31 December 2019
		US$m	US$m	US$m	US$m	US$m	US$m
Iron Ore
Pilbara	(d)	1,179	663	831	817	14,430	13,865
Dampier Salt	68.4	6	6	9	9	158	152
Evaluation projects/other	(e)	—	—	—	—	163	2
Intra-segment	(e)	—	—	—	—	(58)	—
Total Iron Ore		1,185	669	840	826	14,693	14,019
Aluminium	(f)
Bauxite		53	242	139	112	2,406	2,597
Alumina		74	114	59	96	1,885	2,009
Primary Metal		303	303	325	312	8,905	9,674
Pacific Aluminium		54	52	71	77	357	970
Intra-segment and other		(2)	—	—	—	817	780
Integrated operations		482	711	594	597	14,370	16,030
Other product group items		—	—	—	—	—	—
Product group operations		482	711	594	597	14,370	16,030
Evaluation projects/other		—	—	—	—	—	—
Total Aluminium		482	711	594	597	14,370	16,030
Copper & Diamonds
Rio Tinto Kennecott	100.0	320	179	223	216	2,249	2,012
Escondida	30.0	118	147	239	237	2,869	2,871
Oyu Tolgoi and Turquoise Hill	(g)	548	651	104	109	7,569	6,780
Diamonds	(h)	20	23	58	77	24	195
Product group operations		1,006	1,000	624	639	12,711	11,858
Evaluation projects/other		3	2	2	3	161	152
Total Copper & Diamonds		1,009	1,002	626	642	12,872	12,010
Energy & Minerals
Iron Ore Company of Canada	58.7	51	73	88	84	715	803
Rio Tinto Iron & Titanium	(i)	60	95	95	99	3,168	3,507
Rio Tinto Borates	100.0	16	17	25	30	511	525
Uranium	(j)	—	3	—	1	(5)	(363)
Product group operations		127	188	208	214	4,389	4,472
Simandou iron ore project	(k)	(2)	—	—	—	22	20
Evaluation projects/other		—	—	—	—	37	37
Total Energy & Minerals		125	188	208	214	4,448	4,529
Other operations	(l)	1	2	99	80	(288)	(83)
Inter-segment transactions						103	127
Product group total		2,802	2,572	2,367	2,359	46,198	46,632
Other items		22	25	39	36	(2,148)	(2,449)
Less: equity accounted units		(159)	(223)	(314)	(299)
Total		2,665	2,374	2,092	2,096	44,050	44,183
Add back: Proceeds from disposal of property, plant and equipment		28	17
Total capital expenditure per cash flow statement		2,693	2,391
Less: Net debt						(4,826)	(3,651)
Equity attributable to owners of Rio Tinto						39,224	40,532